ACQUISITION (Details Narrative) (USD $)	0 Months Ended	1 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended	20 Months Ended	29 Months Ended	0 Months Ended
	Nov. 14, 2012	Oct. 31, 2013	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2013	Apr. 22, 2013 CyberFone Systems
Percentage of voting interests acquired									10000.00%
Number of patents acquired		4							27
Cash payment to acquire business	$ 500,000			$ (500,000)				$ (500,000)	$ 500,000
Promissory note TechDev									500,000
Stock issued pre-split									6,000,000
Stock issued post-split									461,538
Price per share, pre-split									$ 0.38
Price per share, post-split									$ 4.94
Total acquisition cost									2,280,000
TechDev promissory note payment					$ (930,000)	$ (930,000)	$ (930,000)	$ (930,000)	$ 500,000